Condensed Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (53,239)	$ 1,915,923	$ (2,958,534)	$ (2,958,534)	$ (3,661,861)	$ (4,878,363)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor under note payable	8,500		18,500	18,500		0
Income earned on investments held in Trust Account	0	(4,534)	(325)	(325)	(37,571)	(42,056)
Change in fair value of derivative warrant liabilities	0	(2,441,750)	2,355,500	2,355,500	2,298,250	(387,750)
Financing costs - derivative warrant liabilities			410,849	410,849		0
Changes in operating assets and liabilities:
Prepaid expenses			(509,248)	(509,248)	251,074	350,396
Accounts payable	11,264		61,811	61,811	212,708	2,674,461
Accrued expenses					1,500	1,059,500
Franchise tax payable	33,475		83,836	83,836	90,036	94,467
Net cash used in operating activities			(537,611)	(537,611)	(845,864)	(1,129,345)
Cash Flows from Investing Activities
Cash deposited in Trust Account			(175,950,000)	(175,950,000)
Net cash used in investing activities			(175,950,000)	(175,950,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party			265,312	265,312
Repayment of note payable to related party			(400,000)	(400,000)
Proceeds received from initial public offering, gross			172,500,000	172,500,000
Proceeds received from private placement			7,175,000	7,175,000
Offering costs paid, net of reimbursement from underwriters			(1,810,475)	(1,810,475)
Net cash provided by financing activities			177,729,837	177,729,837
Net decrease in cash			1,242,226	1,242,226	(845,864)	(1,129,345)
Cash—beginning of the period					1,242,226	1,242,226
Cash—end of the period		$ 396,362	1,242,226	1,242,226	$ 396,362	$ 112,881
Supplemental disclosure of noncash financing activities:
Offering costs paid in exchange for issuance of common stock to Sponsor	25,000		25,000	25,000
Offering costs included in accounts payable and accrued expenses			70,000
Offering costs included in accrued expenses and accounts payable	120,357			70,000
Offering costs included in accounts payable			234,907	234,907
Offering costs included in note payable	$ 78,781		116,188	116,188
Deferred underwriting commissions in connection with the initial public offering			$ 6,900,000	$ 6,900,000